Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, except for the events mentioned below, the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.

Conversion of convertible note

In January 2026, JAK completed a series of conversions with an aggregate conversion amount of US$2.7 million. Pursuant to these conversions, the Group issued 14,671,200 ordinary shares at conversion prices ranging from US$0.12 to US$0.25 per share, as of the issuance date of the consolidated financial statements. The conversions were settled through the issuance of ordinary shares and did not involve any cash outflows. Upon each conversion, the carrying amount of the respective convertible notes, which had been measured at fair value as of December 31, 2025, was derecognized, and equity was recognized for the fair value of shares issued.

Disposal of ICONIQ Holding Limited

Subsequent to the reporting period, on February 5, 2026, the Company entered into a share transfer agreement with Energy Plus Management Limited, pursuant to which the Company agreed to dispose of its entire equity interest in ICONIQ Holding Limited, representing 100% of the issued and outstanding shares of ICONIQ Holding Limited, for a nominal consideration of US$1.00. The transaction has been completed in February 2026.

The Company determined that the disposal represents a significant strategic transaction. A disposal gain of US$59.6 million was recognized assuming the disposal occurred on June 30, 2025. This amount is based on ICONIQ Holding’s net assets as of that date, which is consistent with the independent valuation. The actual gain on disposal may differ from US$59.6 million due to changes in ICONIQ Holding’s net assets between June 30, 2025 and the actual disposal date.

As of December 31, 2025, ICONIQ Holding Limited remained fully operational and continued to be consolidated in the Company’s financial statements. Although management had conducted preliminary internal evaluations of strategic alternatives relating to ICONIQ during the second half of 2025, no binding commitment to sell had been approved by the Board of Directors, no definitive buyer had been identified, and no legally binding sale documentation had been executed as of that date.

Accordingly, the Company determined that, as of December 31, 2025, ICONIQ Holding Limited did not meet the criteria to be classified as held for sale under ASC 360-10-45-9, nor did the disposal qualify for presentation as a discontinued operation under ASC 205-20. The execution of the share transfer agreement and related approvals occurred after the reporting period and therefore represent a non-adjusting subsequent event. No reclassification or adjustment was required in the consolidated financial statements for the year ended December 31, 2025.

Acquisition of a Subsidiary

The Company, through its indirectly wholly owned subsidiary Robo.ai Investments L.L.C.-FZ, entered into a share purchase agreement dated February 19, 2026 with Yuntao Liu, the 100% owner of Chinasky Car Trading FZE (the “Target’), an automobile trading company incorporated in Dubai, UAE, to acquire 51% of the Target for US$1,000,000, payable in 7,388,799 Class B ordinary shares of the Company (the “Consideration Shares”), which are subject to a four-year lock-up and will be released in four equal annual tranches. The Company, through Robo.ai Investments L.L.C.-FZ, will support the Target in additional business lines, including leasing, automotive parts sales, after-sales service, and insurance-related projects, while the Target will provide a global distribution and logistics network across the Middle East, Central and West Asia, Eastern Europe, and North Africa to accelerate the commercialization of the Company’s intelligent hardware and mobility solutions. The agreement also provides pre-emptive and first refusal rights.

Entry into a Joint Venture Agreement with DaBoss.AI Inc.

On February 9, 2026, Robo.ai Inc. (the “Company”), through its indirectly wholly owned subsidiary, Robo.ai Investments L.L.C.-FZ, entered into a joint venture agreement with DaBoss.AI Inc. to establish a joint venture under the laws of the United Arab Emirates for the purpose of operating an Embodied AI data collection center within the Gulf Cooperation Council (“GCC”) region.

Pursuant to the agreement, Robo.ai Investments L.L.C.-FZ will be responsible for providing non-technical infrastructure and operational support, while DaBoss.AI Inc. will be responsible for the technical and commercial operations of the joint venture. The Company is expected to beneficially own 51% of the equity interests of the joint venture and, upon establishment, intends to consolidate the financial results of the joint venture in accordance with U.S. GAAP.

The joint venture is expected to be established within 60 days following the execution of the agreement. The board of directors of the joint venture will consist of five members, three appointed by Robo.ai Investments L.L.C.-FZ and two appointed by DaBoss.AI Inc. The chief executive officer will be nominated by DaBoss.AI Inc., and the chief financial officer will be nominated by Robo.ai Investments L.L.C.-FZ. Certain reserved matters require the approval of shareholders representing at least two-thirds of the voting power or the affirmative vote of the director appointed by DaBoss.AI Inc.

The initial project of the joint venture is expected to involve the deployment of a distributed data collection network in the United Arab Emirates. The agreement also provides that certain data collection and annotation business opportunities within the GCC region will be conducted exclusively through the joint venture and includes customary shareholder rights, including buyout rights, liquidation rights, rights of first refusal, and drag-along rights. The agreement has an initial term of ten years and may be renewed or terminated in accordance with its terms.

Entry into a Joint Venture Agreement with Tachyon9 Corporation

On January 28, 2026, Robo.ai Inc. (the “Company”), through its indirectly wholly owned subsidiary, Robo.ai Investments L.L.C.-FZ, entered into a joint venture agreement with Tachyon9 Corporation to establish a joint venture under the laws of the United Arab Emirates to invest in, develop, own, and operate data center facilities. Pursuant to the agreement, the Company will beneficially own 51% of the joint venture and, accordingly, will consolidate the joint venture’s financial results under U.S. GAAP. The joint venture is expected to be established within 60 days from the date of the agreement. The board of directors of the joint venture will consist of three members, two appointed by the Company’s subsidiary and one appointed by the other joint venture party. The CEO will be appointed jointly by both parties, while the CFO will be appointed by the Company’s subsidiary.

The joint venture’s first material project will involve the development and operation of a data center facility with a target design capacity of approximately 20 megawatts (MW) of critical IT load. The project is expected to be located in the Asia-Pacific or Middle East and North Africa regions, with the specific site to be mutually agreed upon following a feasibility study.

The joint venture agreement has a term of 10 years, which may be extended by written mutual consent or terminated pursuant to the agreement. The agreement also provides for certain shareholder rights, including buyout rights, liquidation rights, right of first refusal, and drag-along rights.

Reverse Stock Split

On April 1, 2026, the Company announced that it would implement a 1-for-20 reverse stock split of all classes of its ordinary shares, including Class A and Class B ordinary shares. The reverse stock split was approved by the Company’s board of directors on January 19, 2026. Upon effectiveness, the number of outstanding shares decreased from 36,350,011 to 1,817,501 for Class A ordinary shares, and from 355,750,058 to 17,787,525 for Class B ordinary shares. Concurrently, the par value of the Company’s ordinary shares increased from US$0.0001 per share to US$0.002 per share.

The reverse stock split was implemented to regain compliance with the US$1.00 minimum bid price requirement for continued listing on the Nasdaq Capital Market. The reverse stock split affects all shareholders proportionately and does not alter any shareholder’s ownership percentage, except for adjustments resulting from the treatment of fractional shares.

All outstanding options, warrants, and other convertible securities were proportionately adjusted in accordance with their respective terms. No fractional shares were issued in connection with the reverse stock split, and any fractional shares otherwise issuable were rounded up to the nearest whole share.

The reverse stock split has been retrospectively reflected in the calculation of earnings per share. Except for EPS, no full retrospective adjustment has been made to prior period share or per-share information in the accompanying consolidated financial statements and related disclosures.

Adoption of Equity Incentive Plan (EIP 2026)

On February 27, 2026, the Company adopted the Equity Incentive Plan (2026) (the “EIP 2026”), which is substantially consistent with the Company’s previously adopted Equity Incentive Plan (2022) (the “EIP 2022”), except that the EIP 2026 authorizes the issuance of up to 50% of the Company’s Class A ordinary shares under the employee share incentive scheme.

All awards previously granted under the EIP 2022 remain outstanding and continue to be governed by their respective terms. The Board of Directors approved the EIP 2026 to promote the Company’s long-term growth and profitability by providing performance-based incentives to employees, directors and consultants.

Meanwhile, the Board approved the issuance of 18,000,000 Class A ordinary shares to Nan Wu, the Executive Chairman, under the Equity Incentive Plan (EIP 2026). The shares were issued in accordance with the terms of the EIP 2026 and the corresponding award agreement.